Operating costs - Operating costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Expense by nature [line items]
Excise duties	£ 6,996	£ 6,420	£ 5,945
Cost of sales	5,973	5,038	4,654
Marketing	2,721	2,163	1,841
Other operating items	2,349	1,801	3,120
Operating expenses	18,039	15,422	15,560
Increase in inventories	(909)	(293)	(275)
Raw materials and consumables	4,017	3,126	2,842
Marketing	2,721	2,163	1,841
Other external charges	2,597	1,978	2,044
Staff costs	1,795	1,586	1,404
Depreciation, amortisation and impairment	828	447	1,839
Gains on disposal of properties	(2)	(1)	(2)
Net foreign exchange losses	10	22	15
Other operating income	(14)	(26)	(93)
United States
Expense by nature [line items]
Excise duties	614	589	585
United Kingdom
Expense by nature [line items]
Excise duties	1,172	1,018	930
India
Expense by nature [line items]
Excise duties	2,182	2,127	1,927
Other
Expense by nature [line items]
Excise duties	£ 3,028	£ 2,686	£ 2,503